Expense Example	Oct. 31, 2026 USD ($)
T-REX 2X LONG TESLA DAILY TARGET ETF | T-REX 2X LONG TESLA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T-REX 2X INVERSE TESLA DAILY TARGET ETF | T-REX 2X INVERSE TESLA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T-REX 2X LONG NVIDIA DAILY TARGET ETF | T-REX 2X LONG NVIDIA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | T-REX 2X INVERSE NVIDIA DAILY TARGET ETF CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	$ 1,283